Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2023		€ 7,065,993	€ 334,211,338	€ 40,050,053	€ (286,127,819)	€ 7,382,166	€ 102,581,730
Balance (in Shares) at Dec. 31, 2023	58,883,272
Loss for the period					(23,502,977)		(23,502,977)
Exchange differences on translation of foreign currency					0	2,836	2,836
Total comprehensive loss					(23,502,977)	2,836	(23,500,141)
Equity-settled share-based payments				3,073,814			3,073,814
Balance at Jun. 30, 2024		7,065,993	334,211,338	43,123,867	(309,630,796)	7,385,002	82,155,403
Balance (in Shares) at Jun. 30, 2024	58,883,272
Balance at Dec. 31, 2024		7,122,205	334,929,685	44,115,861	(332,192,221)	7,440,510	61,416,039
Balance (in Shares) at Dec. 31, 2024	59,351,710
Loss for the period					(22,730,298)		(22,730,298)
Exchange differences on translation of foreign currency						(264,271)	(264,271)
Total comprehensive loss					(22,730,298)	(264,271)	(22,994,569)
Issuance of ordinary shares		1,007,450	15,136,235				16,143,686
Issuance of ordinary shares (in Shares)	8,395,420
Transaction costs for ordinary shares			(1,109,305)				(1,109,305)
Equity-settled share-based payments				3,588,514			3,588,514
Balance at Jun. 30, 2025		€ 8,129,656	€ 348,956,615	€ 47,704,375	€ (354,922,519)	€ 7,176,239	€ 57,044,365
Balance (in Shares) at Jun. 30, 2025	67,747,130